6. Stockholders' Equity (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stockholders Equity Details Narrative
Proceeds from sale of stock	$ 5,380,632	$ 1,887,556
Offering costs incurred	$ 182,184